CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions		Total	Citigroup stockholders' equity	Preferred stock at aggregate liquidation value	Citigroup common stockholders' equity	Common stock and additional paid-in capital	Retained earnings	Treasury stock, at cost		Citigroup's accumulated other comprehensive income (loss)	Noncontrolling interests
Increase (Decrease) in Stockholders' Equity
Adjusted balance, beginning of year							$ 110,821			$ (19,133)
Balance, beginning of year at Dec. 31, 2013				$ 6,738		$ 107,224	110,821	$ (1,658)		(19,133)	$ 1,794
Balance, beginning of year (in shares) at Dec. 31, 2013				270		3,062,099		32,856
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				$ 3,730
Issuance of new preferred stock (in shares)				149
Employee benefit plans						$ 798		$ (39)	[1]
Employee benefit plans (in shares)						19,928		(483)	[1]
Preferred stock issuance expense						$ (31)
Transactions between Citigroup and the noncontrolling-interest shareholders											(96)
Net income attributable to noncontrolling-interest shareholders		$ 7,502					7,310				192
Common dividends	[2]						(122)
Preferred dividends		(511)					(511)
Tax benefit		353					353
Treasury stock acquired	[3]							$ (1,232)
Treasure stock acquired (in shares)	[3]							(24,780)
Dividends paid to noncontrolling-interest shareholders											(91)
Other comprehensive income (loss)										(4,083)	(106)
Other						$ 19	1				(182)
Other (in shares)						11
Net change in noncontrolling interests											(283)
Balance, end of year at Dec. 31, 2014		211,696	$ 210,185	$ 10,468	$ 199,717	$ 108,010	117,852	$ (2,929)		(23,216)	1,511
Balance, end of year (in shares) at Dec. 31, 2014				419	3,023,919	3,082,038		58,119
Increase (Decrease) in Stockholders' Equity
Adjusted balance, beginning of year							117,852			(23,216)
Issuance of new preferred stock				$ 6,250
Issuance of new preferred stock (in shares)				250
Employee benefit plans						$ 357		$ 704	[1]
Employee benefit plans (in shares)						17,438		13,318	[1]
Preferred stock issuance expense						$ (23)
Transactions between Citigroup and the noncontrolling-interest shareholders											(164)
Net income attributable to noncontrolling-interest shareholders		17,332					17,242				90
Common dividends	[2]						(484)
Preferred dividends		(769)					(769)
Tax benefit		0
Treasury stock acquired	[3]							$ (5,452)
Treasure stock acquired (in shares)	[3]							(101,402)
Dividends paid to noncontrolling-interest shareholders											(78)
Other comprehensive income (loss)										(6,128)	(83)
Other						$ (25)					(41)
Other (in shares)						6
Net change in noncontrolling interests											(276)
Balance, end of year at Dec. 31, 2015		223,092	221,857	$ 16,718	$ 205,139	$ 108,319	133,841	$ (7,677)		(29,344)	1,235
Balance, end of year (in shares) at Dec. 31, 2015				669	2,953,279	3,099,482		146,203
Increase (Decrease) in Stockholders' Equity
Adjusted balance, beginning of year							133,856			(29,359)
Adjustment to opening balance, net of taxes at Dec. 31, 2015	[4]						15			(15)
Increase (Decrease) in Stockholders' Equity
Issuance of new preferred stock				$ 2,535
Issuance of new preferred stock (in shares)				101
Employee benefit plans						$ (251)		$ 826	[1]
Employee benefit plans (in shares)	[1]							14,256
Preferred stock issuance expense						(37)
Transactions between noncontrolling-interest shareholders and the related consolidated subsidiary											(11)
Transactions between Citigroup and the noncontrolling-interest shareholders											(130)
Net income attributable to noncontrolling-interest shareholders		14,975					14,912				63
Common dividends	[2]						(1,214)
Preferred dividends		(1,077)					(1,077)
Tax benefit		0
Treasury stock acquired	[3]							$ (9,451)
Treasure stock acquired (in shares)	[3]							(195,143)
Dividends paid to noncontrolling-interest shareholders											(42)
Other comprehensive income (loss)										(3,022)	(56)
Other						42					(36)
Net change in noncontrolling interests											(212)
Balance, end of year at Dec. 31, 2016		$ 226,143	$ 225,120	$ 19,253	$ 205,867	$ 108,073	$ 146,477	$ (16,302)		$ (32,381)	$ 1,023
Balance, end of year (in shares) at Dec. 31, 2016				770	2,772,392	3,099,482		327,090

[1]	Includes treasury stock related to (i) certain activity on employee stock option program exercises, where the employee delivers existing shares to cover the option exercise, or (ii) under Citi’s employee-restricted or deferred-stock programs, where shares are withheld to satisfy tax requirements.
[2]	Common dividends declared were $0.05 per share in the first and second quarters and $0.16 per share in the third and fourth quarters of 2016; $0.01 per share in the first quarter and $0.05 in the second, third and fourth quarters of 2015; and $0.01 per share in each quarter of 2014.
[3]	For 2016, 2015 and 2014, primarily consists of open market purchases under Citi’s Board of Directors-approved common stock repurchase program.
[4]	Accounting reflects the early adoption of the provisions of ASU 2016-01 relating to Citi’s debt valuation adjustments (DVA) for liabilities for which the fair value adoption was elected. See Note 1 to the Consolidated Financial Statements.